UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-07723

Investment Company Act File Number

Worldwide Health Sciences Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Worldwide Health Sciences Portfolio

May 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Biotechnology — 34.0%
Actelion, Ltd.	348,000	$48,680,432
Alexion Pharmaceuticals, Inc.(1)	223,000	36,536,320
Amgen, Inc.	396,000	61,878,960
Biogen, Inc.(1)	156,000	61,930,440
Celgene Corp.(1)	355,000	40,626,200
Dyax Corp.(1)	300,200	7,907,268
Exact Sciences Corp.(1)	400,000	10,804,000
Forward Pharma A/S ADR(1)	162,600	5,502,384
Galapagos NV ADR(1)	279,800	15,929,014
Gilead Sciences, Inc.(1)	327,100	36,723,517
Incyte Corp.(1)	431,500	47,529,725
Infinity Pharmaceuticals, Inc.(1)	678,000	8,786,880
Ironwood Pharmaceuticals, Inc.(1)	1,900,000	26,809,000
Medivation, Inc.(1)	299,000	39,482,950
Neurocrine Biosciences, Inc.(1)	580,700	25,469,502
Ophthotech Corp.(1)	331,000	16,556,620
Portola Pharmaceuticals, Inc.(1)	475,700	19,893,774
Puma Biotechnology, Inc.(1)	52,000	10,163,400
Receptos, Inc.(1)	57,000	9,398,730
Regeneron Pharmaceuticals, Inc.(1)	186,000	95,336,160

		$625,945,276

Health Care Distributors — 0.8%
McKesson Corp.	62,000	$14,708,260

		$14,708,260

Health Care Equipment — 13.3%
Boston Scientific Corp.(1)	3,450,000	$63,031,500
Insulet Corp.(1)	529,800	14,977,446
Intuitive Surgical, Inc.(1)	92,000	44,873,000
NuVasive, Inc.(1)	806,000	40,743,300
Smith and Nephew PLC	978,000	17,355,517
Tornier NV(1)	1,000,000	26,580,000
Wright Medical Group, Inc.(1)	830,000	22,742,000
Zimmer Holdings, Inc.	137,000	15,630,330

		$245,933,093

Health Care Facilities — 4.2%
HCA Holdings, Inc.(1)	942,000	$77,083,860

		$77,083,860

Health Care Services — 1.3%
Express Scripts Holding Co.(1)	273,000	$23,789,220

		$23,789,220

Health Care Supplies — 2.9%
Cooper Cos., Inc. (The)	205,000	$37,262,850
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	18,912,900	16,668,091

		$53,930,941

Life Sciences Tools & Services — 4.8%
Agilent Technologies, Inc.	439,000	$18,082,410

Security	Shares	Value
Fluidigm Corp.(1)	653,000	$15,436,920
Illumina, Inc.(1)	180,000	37,094,400
Thermo Fisher Scientific, Inc.	141,000	18,277,830

		$88,891,560

Managed Health Care — 4.2%
Health Net, Inc.(1)	640,000	$39,833,600
Molina Healthcare, Inc.(1)	520,000	37,824,800

		$77,658,400

Pharmaceuticals — 34.0%
AbbVie, Inc.	1,225,000	$81,572,750
Actavis PLC(1)	231,025	70,880,780
Astellas Pharma, Inc.	1,772,000	25,718,318
Bristol-Myers Squibb Co.	1,554,000	100,388,400
Celltrion, Inc.(1)	65,000	4,032,016
Chugai Pharmaceutical Co., Ltd.	1,050,000	31,276,544
Impax Laboratories, Inc.(1)	773,500	36,362,235
Nichi-Iko Pharmaceutical Co., Ltd.	485,000	11,190,077
Novartis AG	830,000	85,184,145
Ono Pharmaceutical Co., Ltd.	405,400	44,266,195
Roche Holding AG PC	105,000	32,011,476
Santen Pharmaceutical Co., Ltd.	1,250,000	17,311,883
Sawai Pharmaceutical Co., Ltd.	261,000	15,008,157
Shire PLC ADR	230,000	59,834,500
Towa Pharmaceutical Co., Ltd.	210,000	11,533,394

		$626,570,870

Total Common Stocks — 99.5% (identified cost $1,256,525,288)		$1,834,511,480

Short-Term Investments — 0.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(2)	$1,542	$1,542,211

Total Short-Term Investments (identified cost $1,542,211)		$1,542,211

Total Investments — 99.6% (identified cost $1,258,067,499)		$1,836,053,691

Other Assets, Less Liabilities — 0.4%		$6,940,504

Net Assets — 100.0%		$1,842,994,195

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2015 was $28,157.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	74.2%	$1,367,971,548
Switzerland	9.0	165,876,053
Japan	8.5	156,304,568
United Kingdom	4.2	77,190,017
Netherlands	1.4	26,580,000
China	0.9	16,668,091
Belgium	0.9	15,929,014
Denmark	0.3	5,502,384
South Korea	0.2	4,032,016

Total Investments	99.6%	$1,836,053,691

The Portfolio did not have any open financial instruments at May 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,262,063,257

Gross unrealized appreciation	$601,360,545
Gross unrealized depreciation	(27,370,111)

Net unrealized appreciation	$573,990,434

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Biotechnology	$577,264,844	$48,680,432		$—	$625,945,276
Health Care Distributors	14,708,260	—		—	14,708,260
Health Care Equipment	228,577,576	17,355,517		—	245,933,093
Health Care Facilities	77,083,860	—		—	77,083,860
Health Care Services	23,789,220	—		—	23,789,220
Health Care Supplies	37,262,850	16,668,091		—	53,930,941
Life Sciences Tools & Services	88,891,560	—		—	88,891,560
Managed Health Care	77,658,400	—		—	77,658,400
Pharmaceuticals	349,038,665	277,532,205		—	626,570,870
Total Common Stocks	$1,474,275,235	$360,236,245	*	$—	$1,834,511,480
Short-Term Investments	$—	$1,542,211		$—	$1,542,211
Total Investments	$1,474,275,235	$361,778,456		$—	$1,836,053,691

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using Level 3 inputs. At May 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Worldwide Health Sciences Portfolio

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President

Date:	July 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President

Date:	July 17, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 17, 2015